Investment Objectives and Goals - RBC BlueBay High Yield Bond Fund	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	RBC BlueBay High Yield Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks to achieve a high level of total return consisting of income and capital appreciation.